Average Annual Total Returns{- Fidelity® Puritan® Fund} - 08.31 Fidelity Puritan Fund Retail PRO-07 - Fidelity® Puritan® Fund	Fidelity Puritan Fund-Retail Class Return Before Taxes Past 1 year	Fidelity Puritan Fund-Retail Class Return Before Taxes Past 5 years	Fidelity Puritan Fund-Retail Class Return Before Taxes Past 10 years	Fidelity Puritan Fund-Retail Class After Taxes on Distributions Past 1 year	Fidelity Puritan Fund-Retail Class After Taxes on Distributions Past 5 years	Fidelity Puritan Fund-Retail Class After Taxes on Distributions Past 10 years	Fidelity Puritan Fund-Retail Class After Taxes on Distributions and Sales Past 1 year	Fidelity Puritan Fund-Retail Class After Taxes on Distributions and Sales Past 5 years	Fidelity Puritan Fund-Retail Class After Taxes on Distributions and Sales Past 10 years	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years	F1298 Past 1 year	F1298 Past 5 years	F1298 Past 10 years
Total	21.25%	8.08%	9.89%	19.84%	6.28%	8.25%	13.25%	5.99%	7.67%	31.49%	11.70%	13.56%	22.18%	8.37%	9.77%